SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Beginning balance	442,172	264,426	157,664
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2.53	$ 0.41	$ 0.42
Options Exercisable, Beginning balance	219,085	117,218
Weighted Average Exercise Price, Exercisable	$ 1.31	$ 0.42
Options, Granted		213,784	106,762
Weighted Average Exercise Price, Granted		$ 4.79	$ 0.40
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Forfeited/Cancelled		(36,038)
Weighted Average Exercise Price, Forfeited/Cancelled		$ 0.40
Options, Outstanding, Ending balance		442,172	264,426
Weighted Average Exercise Price, Outstanding, Ending balance	2.80	$ 2.53	$ 0.41
Options Exercisable, , Ending balance		219,085	117,218
Weighted Average Exercise Price, Exercisable, Ending balanc	$ 2.54	$ 1.31	$ 0.42
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Beginning balance	442,172
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 2.53
Options Exercisable, Beginning balance	219,085
Weighted Average Exercise Price, Exercisable	$ 1.31
Options, Granted	25,000
Weighted Average Exercise Price, Granted	$ 3.39
Options, Exercised	(45,046)
Weighted Average Exercise Price, Exercised	$ 0.40
Options, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Options, Outstanding, Ending balance	422,126	442,172
Weighted Average Exercise Price, Outstanding, Ending balance	$ 2.80	$ 2.53
Options Exercisable, , Ending balance	306,117	219,085
Weighted Average Exercise Price, Exercisable, Ending balanc	$ 2.54	$ 1.31